INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS, NET
NOTE 10: - INTANGIBLE ASSETS, NET

On August 6, 2019, Corteva, through its subsidiary Pioneer Hi-Bred International, Inc., made an investment in the Company's agriculture biologicals subsidiary, Lavie Bio Ltd., which included the contribution of all Corteva’s holdings in its wholly owned subsidiary Taxon Biosciences, Inc. along with an amount of $10,000 in consideration for Lavie Bio Ltd.'s shares.  This transaction included the following intangible assets (see also Note 17h):

	Pipeline Products	Potential Products	Microorganisms Collection	Total
Cost:

Balance on January 1, 2024	$7,028	$4,920	$5,500	$17,448

Balance on December 31, 2024	$7,028	$4,920	$5,500	$17,448

Accumulated Depreciation:

Balance on January 1, 2024	$1,777	$1,115	$1,387	$4,279

Amortization	405	255	314	974

Balance on December 31, 2024	2,182	1,370	1,701	5,253

Amortized cost on December 31, 2024	$4,846	$3,550	$3,799	$12,195

	Pipeline Products	Potential Products	Microorganisms Collection	Total
Cost:

Balance on January 1, 2023	$7,028	$4,920	$5,500	$17,448

Balance on December 31, 2023	$7,028	$4,920	$5,500	$17,448

Accumulated Depreciation:

Balance on January 1, 2023	$1,374	$862	$1,072	$3,308

Amortization	403	253	315	971

Balance on December 31, 2023	1,777	1,115	1,387	4,279

Amortized cost on December 31, 2023	$5,251	$3,805	$4,113	$13,169

Amortization expenses of intangible assets are classified in consolidated statements of profit or loss in research and development expenses, net.